22. Segment information	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Segment information
(i)	The Group reports under two segments: Trading and manufacturing, and Engineering.

Operating income represents total revenues less operating expenses, excluding other expense, interest and income taxes. The identifiable assets by segment are those used in each segment’s operations. Intersegment transactions are not significant and have been eliminated to arrive at consolidated totals.

	2014	2013	2012
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	11,647	10,986	10,866
Engineering	7,175	7,616	10,779

	18,822	18,602	21,645
Operating loss
Trading and manufacturing	(214)	(241)	(301)
Engineering	(640)	106	401
Unallocated corporate expenses	(117)	(120)	(159)

	(971)	(255)	(59)

	2014	2013	2012
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	67	74	88
Engineering	21	34	42

	88	108	130

Capital Expenditures, Gross
Trading and manufacturing	2	31	12
Engineering	8	20	29

	10	51	41

	2014	2013
	US$’000	US$’000
Assets
Trading and manufacturing	5,664	5,067
Engineering	18,022	18,811

	23,686	23,878

Liabilities
Trading and manufacturing	2,829	1,334
Engineering	2,940	4,667

	5,868	6,001

(ii)           Geographical analysis of revenue by customer location is as follows:

	2014	2013	2012
	US$’000	US$’000	US$’000
Revenue -
The PRC	10,950	12,392	15,867
Hong Kong	6,177	5,919	5,511
Others	1,695	291	267

	18,822	18,602	21,645

(iii)          Long-lived assets (1)

Geographical analysis of long-lived assets is as follows:

	2014	2013
	US$’000	US$’000

Hong Kong	532	568
The PRC	279	321

	811	889

(1) Long-lived assets represent property, plant and equipment, net.

(iv)          Major suppliers

Details of individual suppliers accounting for more than 5% of the Group’s purchases are as follows:

	2014	2013	2012

Supplier A	33%	20%	10%
Supplier B	11%	17%	17%
Supplier C	11%	8%	11%
Supplier D	8%	8%	7%
Supplier E	7%	7%	6%
Supplier F	6%	7%	6%

(v)           Major customers

No revenue from a single customer exceeds 10% of the Group revenue during the years ended December 31, 2014, 2013 and 2012.